Retirement Plans (Details 8) (USD $) In Millions, unless otherwise specified	May 31, 2014		May 31, 2013
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
ABO	$ (23,447)	[1]	$ (21,930)	[1]
Fair value of plan assets	21,542		19,404
PBO	(24,218)		(22,570)
Net funded status	(2,676)		(3,166)
Defined Benefit Plan Plans With Benefit Obligations In Excess Of Plan Assets [Abstract]
Fair value of plan assets	21,543		19,433
PBO	(24,219)		(22,600)
Net funded status	$ (2,676)		$ (3,167)

[1]	ABO not used in determination of funded status.